UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sustainable Asset Management USA, Inc.
Address: 909 Third Avenue
         New York, NY  10022

13F File Number:  028-13430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William G. Butterly, III
Title:     Chief Legal Officer
Phone:     212-908-0443

Signature, Place, and Date of Signing:

     /s/ William G. Butterly, III     New York, NY     May 08, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $28,237 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-12637                      Robeco Groep NV

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN STS WTR CO            COM              029899101      354     9750 SH       DEFINED                  9750        0        0
AQUA AMERICA INC               COM              03836W103      633    31625 SH       DEFINED                 31625        0        0
CALGON CARBON CORP             COM              129603106      353    24879 SH       DEFINED                 24879        0        0
CALIFORNIA WTR SVC GROUP       COM              130788102      340     8120 SH       DEFINED                  8120        0        0
CASCAL N V                     COM              N1842P109      103    32900 SH       DEFINED                 32900        0        0
COMPANHIA DE SANEAMENTO BASI   SPONSORED ADR    20441A102      952    44600 SH       DEFINED                 44600        0        0
DANAHER CORP DEL               COM              235851102     3372    62200 SH       DEFINED                 62200        0        0
DIONEX CORP                    COM              254546104      572    12100 SH       DEFINED                 12100        0        0
ECOLAB INC                     COM              278865100     1199    34545 SH       DEFINED                 34545        0        0
IDEX CORP                      COM              45167R104     1215    55600 SH       DEFINED                 55600        0        0
INSITUFORM TECHNOLOGIES INC    CL A             457667103      862    55100 SH       DEFINED                 55100        0        0
ITRON INC                      COM              465741106     1434    30300 SH       DEFINED                 30300        0        0
ITT CORP NEW                   COM              450911102     2886    75050 SH       DEFINED                 75050        0        0
MUELLER WTR PRODS INC          COM SER A        624758108     1332   403600 SH       DEFINED                403600        0        0
NALCO HOLDING COMPANY          COM              62985Q101     1901   145500 SH       DEFINED                145500        0        0
PALL CORP                      COM              696429307     1532    75000 SH       DEFINED                 75000        0        0
PENTAIR INC                    COM              709631105      487    22500 SH       DEFINED                 22500        0        0
ROPER INDS INC NEW             COM              776696106     2663    62735 SH       DEFINED                 62735        0        0
SUNOPTA INC                    COM              8676EP108      168    96800 SH       DEFINED                 96800        0        0
TETRA TECH INC NEW             COM              88162G103      388    19045 SH       DEFINED                 19045        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102     3749   105100 SH       DEFINED                105100        0        0
TORO CO                        COM              891092108      644    26600 SH       DEFINED                 26600        0        0
URS CORP NEW                   COM              903236107      707    17500 SH       DEFINED                 17500        0        0
VALMONT INDS INC               COM              920253101      316     6300 SH       DEFINED                  6300        0        0
YINGLI GREEN ENERGY HLDG CO    ADR              98584B103       75    12500 SH       DEFINED                 12500        0        0